Restricted Cash and Restricted Time Deposit	12 Months Ended
Dec. 31, 2011
Restricted Cash and Restricted Time Deposit
Restricted Cash and Restricted Time Deposit

5. Restricted cash and restricted time deposit

To meet the requirements under certain equity investment contracts or business operations, the Group has RMB4,849,614 and RMB158,077 cash restricted, respectively, as of December 31, 2010 and 2011. To maintain guarantee balances at the bank as a collateral for the short term loans of US dollars (see Note 14), as of December 31, 2010 and December 31, 2011, the Group has Nil and RMB535,342,354 cash restricted and RMB121,721,425 and RMB125,717,425 time deposit restricted, respectively, which were bank deposits with the original term of one to three years at certain banks. The restriction will cease in the third quarter of 2012, and such bank deposit with original term of three years continues to be recorded in non-current assets as the company intends to hold the fixed term deposits till maturity which at December 31, 2011, exceeds 12 months.